Derivative Financial Instruments - Summary of Details of Hedged Exposures by Hedging Strategies (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value hedges
Disclosure of detailed information about hedges
Carrying value of assets	£ 61,757	£ 60,403
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	13	90
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	(716)	(2,750)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(754)	(884)
Change in value to calculate hedge ineffectiveness	1,893	(2,307)	£ (804)
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	1,874	(2,324)	(838)
Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	19	17	34
Cash flow hedges
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	147	(436)
Cash flow hedge reserve	(477)	(1,561)	£ 133
Balances on cash flow hedge reserve for discontinued hedges	(23)	(35)
Deposits by customers | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(15,052)	(1,394)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	(10)	5
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0	0
Change in value to calculate hedge ineffectiveness	(15)	5
Deposits by customers | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(21)	(74)
Cash flow hedge reserve	0	0
Balances on cash flow hedge reserve for discontinued hedges	0	0
Deposits by banks | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(1)	(8)
Cash flow hedge reserve	(1)	7
Balances on cash flow hedge reserve for discontinued hedges	0	0
Debt securities in issue | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(5,065)	(5,210)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	162	355
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	(75)	(95)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(114)	(172)
Change in value to calculate hedge ineffectiveness	(170)	566
Debt securities in issue | Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(214)	(290)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(14)	(18)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(24)	(37)
Change in value to calculate hedge ineffectiveness	8	27
Debt securities in issue | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	605	(1,142)
Cash flow hedge reserve	(9)	(19)
Balances on cash flow hedge reserve for discontinued hedges	0	(2)
Subordinated liabilities | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(522)	(250)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(27)	(27)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	(1)	(6)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(42)	(62)
Change in value to calculate hedge ineffectiveness	(1)	54
Subordinated liabilities | Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Carrying value of liabilities	0	(1)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	0	1
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0	1
Change in value to calculate hedge ineffectiveness	(1)	(1)
Repurchase agreements - non trading | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(42)	(37)
Cash flow hedge reserve	0	0
Balances on cash flow hedge reserve for discontinued hedges	0	0
Other liabilities | Cash flow hedges | Equity risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(20)	(2)
Cash flow hedge reserve	10	3
Balances on cash flow hedge reserve for discontinued hedges	0	0
Total loans and advances to customers | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	73,270	60,783
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	(622)	(2,637)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(435)	(651)
Change in value to calculate hedge ineffectiveness	1,969	(2,708)
Total loans and advances to customers | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(163)	925
Cash flow hedge reserve	(455)	(999)
Balances on cash flow hedge reserve for discontinued hedges	1	(1)
Other financial assets at amortised cost | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	152	156
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	1	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	(8)	(12)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(8)	2
Change in value to calculate hedge ineffectiveness	5	(14)
Reverse repurchase agreements – non trading | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	6,186	4,045
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0	(5)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0	(1)
Change in value to calculate hedge ineffectiveness	4	0
Other financial assets at FVOCI | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	2,013	2,325
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	(113)	(200)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(131)	35
Change in value to calculate hedge ineffectiveness	82	(227)
Other financial assets at FVOCI | Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Carrying value of assets	989	237
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	4	(21)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0	1
Change in value to calculate hedge ineffectiveness	12	(9)
Cash and balances at central banks | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(283)	233
Cash flow hedge reserve	100	(274)
Balances on cash flow hedge reserve for discontinued hedges	(76)	(106)
Other financial assets at FVOCI | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(253)	0
Cash flow hedge reserve	1	(6)
Balances on cash flow hedge reserve for discontinued hedges	0	0
Not applicable – highly probable forecast transactions | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	88	(349)
Cash flow hedge reserve	1	2
Balances on cash flow hedge reserve for discontinued hedges	0	0
Debt securities in issue/loans and advances to customers | Debt securities in issue/loans and advances to customers | Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	194	55
Cash flow hedge reserve	(114)	(244)
Balances on cash flow hedge reserve for discontinued hedges	0	(3)
Subordinated liabilities/loans and advances to customers | Subordinated liabilities/loans and advances to customers | Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	43	(37)
Cash flow hedge reserve	(10)	(31)
Balances on cash flow hedge reserve for discontinued hedges	£ 52	£ 77